UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one):

[ ] is a restatement.

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Thomas W. Smith			
Address:	323 Railroad Avenue	Greenwich	CT	06830
	(Street)	(City)	(State)	(Zip)

Form 13F File Number: 28-1909

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas W. Smith
Title: Investment Manager
Phone: 203-661-1200

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
[Signature]

Greenwich, CT
[City, State]

August 14, 2000
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

CONFIDENTIAL

Report Summary:

Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	2
Form 13F Information Table Value Total:	$22,323 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

No.	Form 13F File No.:	Name:
01	28-3444	Thomas N. Tryforos

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	VOTING AUTHORITY SHARED	VOTING AUTHORITY NONE
:D RENTALS, INC.	COM	9113631090	4761	278000	SH		SOLE		278000		
:D RENTALS, INC.	COM	9113631090	17562	1025500	SH		OTHER	01	1025500		

CONFIDENTIAL